Quarterly Holdings Report
for
Fidelity® International Index Fund
November 30, 2022
SPI-NPRT3-0123
1.810719.118
Common Stocks - 98.4%
	Shares	Value ($)
Australia - 7.9%
Ampol Ltd.	591,761	11,536,327
APA Group unit	2,929,958	22,354,412
Aristocrat Leisure Ltd.	1,486,351	35,717,675
ASX Ltd.	480,743	23,173,658
Aurizon Holdings Ltd.	4,570,909	11,880,141
Australia & New Zealand Banking Group Ltd.	7,424,693	125,363,936
BHP Group Ltd.	12,579,640	390,665,336
BlueScope Steel Ltd.	1,168,618	14,085,276
Brambles Ltd.	3,443,949	28,487,846
Cochlear Ltd.	163,348	24,024,979
Coles Group Ltd.	3,318,322	38,325,103
Commonwealth Bank of Australia	4,225,325	311,394,692
Computershare Ltd.	1,349,284	25,577,978
CSL Ltd.	1,196,191	245,767,764
Dexus unit	2,670,886	14,663,432
Endeavour Group Ltd.	3,335,573	15,839,635
Fortescue Metals Group Ltd.	4,205,192	55,969,753
Goodman Group unit	4,202,687	55,601,323
IDP Education Ltd.	518,381	10,672,641
IGO Ltd.	1,692,429	18,074,650
Insurance Australia Group Ltd.	6,121,431	19,942,524
Lendlease Group unit	1,710,721	8,931,518
Macquarie Group Ltd.	911,728	112,125,706
Medibank Private Ltd.	6,838,846	13,644,753
Mineral Resources Ltd.	423,295	25,496,056
Mirvac Group unit	9,798,512	15,036,025
National Australia Bank Ltd.	7,864,423	169,273,403
Newcrest Mining Ltd.	2,217,838	30,200,792
Northern Star Resources Ltd.	2,893,286	21,183,916
Orica Ltd.	1,116,107	11,312,412
Origin Energy Ltd.	4,277,993	23,009,463
Pilbara Minerals Ltd. (a)	6,300,038	20,437,698
Qantas Airways Ltd. (a)	2,294,915	9,855,821
QBE Insurance Group Ltd.	3,683,283	32,355,013
Ramsay Health Care Ltd.	454,694	20,463,477
REA Group Ltd.	131,231	11,181,245
Reece Ltd.	561,447	5,934,152
Rio Tinto Ltd.	921,818	68,818,040
Santos Ltd.	7,915,762	39,484,959
Scentre Group unit	12,888,947	26,289,460
SEEK Ltd.	836,648	12,832,202
Sonic Healthcare Ltd.	1,132,577	25,017,628
South32 Ltd.	11,493,500	31,923,576
Stockland Corp. Ltd. unit	5,927,917	15,477,053
Suncorp Group Ltd.	3,135,349	25,515,302
Telstra Group Ltd.	10,042,338	27,247,056
The GPT Group unit	4,756,836	14,665,053
The Lottery Corp. Ltd. (a)	5,527,123	17,464,008
Transurban Group unit	7,634,980	74,644,557
Treasury Wine Estates Ltd.	1,792,523	16,928,108
Vicinity Centres unit	9,608,729	13,378,103
Washington H. Soul Pattinson & Co. Ltd.	537,822	10,411,139
Wesfarmers Ltd.	2,816,352	93,813,020
Westpac Banking Corp.	8,694,135	141,192,122
WiseTech Global Ltd.	364,727	14,583,890
Woodside Energy Group Ltd.	4,715,048	119,076,415
Woolworths Group Ltd.	3,014,408	70,907,697
TOTAL AUSTRALIA		2,889,229,919
Austria - 0.2%
Erste Group Bank AG	853,837	26,734,829
OMV AG	365,713	19,409,011
Verbund AG (b)	169,092	15,306,822
Voestalpine AG (b)	288,197	7,927,236
TOTAL AUSTRIA		69,377,898
Bailiwick of Jersey - 0.8%
Experian PLC	2,286,048	80,883,237
Glencore PLC	24,260,118	165,553,846
WPP PLC	2,711,876	28,500,945
TOTAL BAILIWICK OF JERSEY		274,938,028
Belgium - 0.8%
Ageas	400,476	16,216,028
Anheuser-Busch InBev SA NV	2,156,928	127,205,643
D'ieteren Group	61,798	11,769,544
ELIA GROUP SA/NV	82,163	11,707,284
Groupe Bruxelles Lambert SA	246,958	19,933,187
KBC Group NV	621,133	34,406,854
Sofina SA	38,273	8,331,011
Solvay SA Class A	184,042	18,256,032
UCB SA	313,952	25,341,120
Umicore SA	520,089	18,769,661
Warehouses de Pauw	401,068	10,716,613
TOTAL BELGIUM		302,652,977
Bermuda - 0.1%
CK Infrastructure Holdings Ltd.	1,564,115	7,904,689
Hongkong Land Holdings Ltd.	2,776,362	11,202,325
Jardine Matheson Holdings Ltd.	395,293	19,159,462
TOTAL BERMUDA		38,266,476
Cayman Islands - 0.6%
Budweiser Brewing Co. APAC Ltd. (c)	4,275,284	12,402,095
CK Asset Holdings Ltd.	4,967,612	29,733,615
CK Hutchison Holdings Ltd.	6,665,546	38,748,325
ESR Group Ltd. (c)	4,966,984	11,274,547
Futu Holdings Ltd. ADR (a)(b)	148,053	9,103,779
Grab Holdings Ltd. (a)(b)	3,223,969	9,736,386
Sands China Ltd. (a)	6,029,006	16,483,075
Sea Ltd. ADR (a)	897,311	52,376,043
SITC International Holdings Co. Ltd.	3,330,319	7,387,838
WH Group Ltd. (c)	20,709,265	12,133,897
Wharf Real Estate Investment Co. Ltd.	4,146,825	19,243,977
Xinyi Glass Holdings Ltd.	4,513,500	8,740,588
TOTAL CAYMAN ISLANDS		227,364,165
Denmark - 2.8%
A.P. Moller - Maersk A/S:
Series A	7,699	16,345,479
Series B	12,475	27,045,269
Carlsberg A/S Series B	241,723	30,557,464
Chr. Hansen Holding A/S	261,937	16,166,631
Coloplast A/S Series B	295,009	34,875,061
Danske Bank A/S	1,712,808	30,844,410
Demant A/S (a)	228,834	6,536,414
DSV A/S	464,862	74,374,807
Genmab A/S (a)	163,424	75,729,859
Novo Nordisk A/S Series B	4,110,842	515,656,333
Novozymes A/S Series B	507,899	29,533,351
ORSTED A/S (c)	469,758	41,132,199
Pandora A/S	225,292	17,151,659
Rockwool International A/S Series B	22,089	4,850,427
Tryg A/S	894,114	20,802,546
Vestas Wind Systems A/S	2,507,741	65,156,683
TOTAL DENMARK		1,006,758,592
Finland - 1.3%
Elisa Corp. (A Shares)	353,203	18,372,639
Fortum Corp.	1,102,923	17,576,116
Kesko Oyj	678,250	14,579,341
Kone OYJ (B Shares)	844,029	42,210,315
Neste OYJ	1,050,574	54,227,054
Nokia Corp.	13,437,915	66,207,380
Nordea Bank ABP	8,348,619	87,735,726
Orion Oyj (B Shares)	264,857	13,983,685
Sampo Oyj (A Shares)	1,191,346	60,333,584
Stora Enso Oyj (R Shares)	1,368,616	20,133,926
UPM-Kymmene Corp.	1,325,393	48,657,016
Wartsila Corp.	1,175,512	10,182,757
TOTAL FINLAND		454,199,539
France - 10.7%
Accor SA (a)	424,504	11,181,515
Aeroports de Paris SA (a)	73,723	11,363,484
Air Liquide SA	904,375	131,668,960
Alstom SA (b)	794,099	20,849,845
Amundi SA (c)	151,870	8,545,753
Arkema SA	147,576	13,121,241
AXA SA	4,641,458	131,207,346
bioMerieux SA	103,992	10,493,012
BNP Paribas SA	2,758,626	155,012,716
Bollore SA	2,197,957	12,365,321
Bouygues SA	569,937	17,625,965
Bureau Veritas SA	730,104	19,147,471
Capgemini SA	406,685	73,527,621
Carrefour SA	1,474,363	25,238,819
Compagnie de St. Gobain	1,226,866	56,572,699
Compagnie Generale des Etablissements Michelin SCA Series B	1,684,661	47,460,957
Covivio	117,612	6,810,403
Credit Agricole SA	3,005,614	30,399,771
Danone SA	1,594,234	83,788,642
Dassault Aviation SA	62,196	9,886,515
Dassault Systemes SA	1,655,158	61,716,366
Edenred SA	619,787	34,050,472
Eiffage SA	206,854	20,367,656
Electricite de France SA	1,447,696	18,118,722
Electricite de France SA (a)	200,740	2,524,227
Engie SA	4,535,544	68,948,402
EssilorLuxottica SA	722,174	134,856,067
Eurazeo SA	108,203	6,829,273
Gecina SA	114,089	11,161,258
Getlink SE	1,092,625	18,056,060
Hermes International SCA	78,646	127,821,665
Ipsen SA	93,659	10,469,698
Kering SA	185,939	111,719,070
Klepierre SA	534,258	12,379,961
L'Oreal SA	397,828	149,406,684
L'Oreal SA (a)	201,944	75,841,276
La Francaise des Jeux SAEM (c)	260,864	10,459,657
Legrand SA	662,572	53,986,958
LVMH Moet Hennessy Louis Vuitton SE	687,340	533,395,637
Orange SA	4,954,165	50,340,055
Pernod Ricard SA	512,436	101,660,041
Publicis Groupe SA	567,337	37,340,093
Remy Cointreau SA	57,606	9,969,906
Renault SA (a)	477,327	17,367,298
Safran SA	848,756	104,894,102
Sanofi SA	2,832,707	255,876,470
Sartorius Stedim Biotech	68,672	23,437,974
Schneider Electric SA	1,347,252	198,954,431
SEB SA	61,838	4,883,120
Societe Generale Series A	2,004,941	50,462,437
Sodexo SA	135,003	12,929,720
Sodexo SA (a)	84,696	8,138,522
Teleperformance	146,811	33,514,269
Thales SA	264,976	33,897,089
TotalEnergies SE	6,178,731	386,171,279
Ubisoft Entertainment SA (a)	233,626	6,499,055
Valeo SA	512,015	9,571,917
Veolia Environnement SA	1,652,702	42,775,014
VINCI SA	1,335,499	134,839,732
Vivendi SA	1,789,334	16,104,800
Wendel SA	66,110	6,155,759
Worldline SA (a)(c)	594,130	28,144,663
TOTAL FRANCE		3,912,304,911
Germany - 7.5%
adidas AG	429,327	55,343,683
Allianz SE	1,014,298	216,513,587
BASF AG	2,280,801	116,127,881
Bayer AG	2,439,593	141,586,425
Bayerische Motoren Werke AG (BMW)	822,191	74,653,890
Bechtle AG	203,377	7,416,479
Beiersdorf AG	250,311	27,222,163
Brenntag SE	383,660	24,393,464
Carl Zeiss Meditec AG	99,946	13,626,136
Commerzbank AG (a)	2,643,418	22,141,550
Continental AG	273,164	16,531,952
Covestro AG (c)	479,762	19,280,783
Daimler Truck Holding AG (a)	1,123,972	37,049,115
Delivery Hero AG (a)(b)(c)	422,211	18,481,317
Deutsche Bank AG	5,132,290	54,547,705
Deutsche Borse AG	471,815	86,707,536
Deutsche Lufthansa AG (a)	1,484,339	11,966,849
Deutsche Post AG	2,461,503	98,332,746
Deutsche Telekom AG	8,048,667	163,732,027
E.ON SE	5,575,169	53,452,228
Evonik Industries AG	520,735	10,264,718
Fresenius Medical Care AG & Co. KGaA	510,031	15,952,112
Fresenius SE & Co. KGaA	1,048,989	29,227,766
GEA Group AG	376,132	15,380,496
Hannover Reuck SE	149,736	28,424,352
HeidelbergCement AG	359,620	19,717,514
HelloFresh AG (a)	410,343	10,162,144
Henkel AG & Co. KGaA	258,056	17,168,283
Infineon Technologies AG	3,242,913	108,930,909
Knorr-Bremse AG	180,134	10,268,463
LEG Immobilien AG	184,031	11,808,058
Mercedes-Benz Group AG (Germany)	1,992,496	135,376,624
Merck KGaA	320,939	58,800,864
MTU Aero Engines AG	132,694	27,980,291
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	347,899	109,886,108
Nemetschek SE	143,407	7,167,144
Puma AG	262,174	13,568,464
Rational AG	12,706	7,983,232
Rheinmetall AG	108,167	22,106,642
RWE AG	1,595,255	70,224,707
SAP SE	2,593,068	287,718,153
Scout24 AG (c)	199,156	10,931,291
Siemens AG	1,899,677	263,456,404
Siemens Energy AG (b)	1,082,660	18,184,315
Siemens Healthineers AG (c)	700,273	37,323,589
Symrise AG	329,733	37,816,662
Telefonica Deutschland Holding AG	2,585,284	6,183,358
United Internet AG	240,874	5,120,896
Volkswagen AG	73,278	14,146,157
Vonovia SE	1,778,657	44,179,922
Zalando SE (a)(c)	556,113	17,491,327
TOTAL GERMANY		2,732,058,481
Hong Kong - 2.1%
AIA Group Ltd.	29,636,946	300,951,608
BOC Hong Kong (Holdings) Ltd.	9,189,032	29,331,359
CLP Holdings Ltd.	4,077,731	29,589,815
Galaxy Entertainment Group Ltd.	5,416,889	32,931,766
Hang Lung Properties Ltd.	5,027,249	9,291,089
Hang Seng Bank Ltd.	1,898,986	29,289,240
Henderson Land Development Co. Ltd.	3,606,333	11,888,414
Hong Kong & China Gas Co. Ltd.	27,802,354	23,720,431
Hong Kong Exchanges and Clearing Ltd.	2,990,959	118,913,103
Link (REIT)	5,244,310	35,424,264
MTR Corp. Ltd.	3,848,566	18,554,434
New World Development Co. Ltd.	3,749,665	8,921,714
Power Assets Holdings Ltd.	3,444,922	17,771,094
Sino Land Ltd.	8,625,677	10,788,151
Sun Hung Kai Properties Ltd.	3,598,163	43,405,621
Swire Pacific Ltd. (A Shares)	1,236,205	9,715,821
Swire Properties Ltd.	2,905,466	6,543,833
Techtronic Industries Co. Ltd.	3,416,889	41,652,426
TOTAL HONG KONG		778,684,183
Ireland - 0.8%
AIB Group PLC	2,655,505	8,623,154
Bank of Ireland Group PLC	2,657,876	22,039,226
CRH PLC	1,874,840	75,371,400
DCC PLC (United Kingdom)	245,081	13,051,150
Flutter Entertainment PLC (Ireland) (a)	414,803	62,313,233
James Hardie Industries PLC CDI	1,106,667	22,216,328
Kerry Group PLC Class A	395,450	37,590,424
Kingspan Group PLC (Ireland)	383,475	21,768,308
Smurfit Kappa Group PLC	613,854	22,300,368
TOTAL IRELAND		285,273,591
Isle of Man - 0.1%
Entain PLC	1,462,086	25,030,516
Israel - 0.7%
Azrieli Group	105,388	7,416,513
Bank Hapoalim BM (Reg.)	3,153,701	30,152,332
Bank Leumi le-Israel BM	3,833,637	34,529,476
Bezeq The Israel Telecommunication Corp. Ltd.	5,150,636	9,510,817
Check Point Software Technologies Ltd. (a)	249,141	33,093,399
CyberArk Software Ltd. (a)(b)	101,108	15,072,170
Elbit Systems Ltd. (Israel)	66,061	11,501,329
Icl Group Ltd.	1,757,967	14,468,525
Israel Discount Bank Ltd. (Class A)	3,071,795	18,033,898
Mizrahi Tefahot Bank Ltd.	383,086	14,024,105
NICE Ltd. (a)	157,764	29,917,729
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	2,757,797	24,185,880
Tower Semiconductor Ltd. (a)	271,446	12,045,526
Wix.com Ltd. (a)	142,176	12,865,506
ZIM Integrated Shipping Services Ltd. (b)	208,674	4,386,327
TOTAL ISRAEL		271,203,532
Italy - 1.7%
Amplifon SpA	309,197	8,758,657
Assicurazioni Generali SpA	2,758,340	48,931,298
DiaSorin SpA	62,520	8,340,618
Enel SpA	20,197,031	108,958,652
Eni SpA	6,208,199	92,564,242
FinecoBank SpA	1,515,073	24,607,374
Infrastrutture Wireless Italiane SpA (c)	834,542	8,323,533
Intesa Sanpaolo SpA	41,486,044	92,109,935
Mediobanca SpA	1,503,077	14,525,527
Moncler SpA	509,716	26,568,454
Nexi SpA (a)(c)	1,465,701	13,001,891
Poste Italiane SpA (c)	1,297,352	12,768,063
Prysmian SpA	632,573	22,292,387
Recordati SpA	259,654	11,110,715
Snam SpA	5,007,488	25,561,782
Telecom Italia SpA (a)	24,743,378	5,398,311
Terna - Rete Elettrica Nazionale	3,493,902	26,763,098
UniCredit SpA	4,770,569	65,156,093
TOTAL ITALY		615,740,630
Japan - 21.7%
Advantest Corp.	470,742	32,039,968
AEON Co. Ltd.	1,623,867	33,512,890
AGC, Inc.	480,030	16,211,137
Aisin Seiki Co. Ltd.	365,867	10,083,185
Ajinomoto Co., Inc.	1,133,461	35,888,649
Ana Holdings, Inc. (a)(b)	396,912	8,546,244
Asahi Group Holdings	1,133,128	36,341,544
ASAHI INTECC Co. Ltd.	539,599	9,659,275
Asahi Kasei Corp.	3,115,327	23,154,164
Astellas Pharma, Inc.	4,558,843	70,705,966
Azbil Corp.	285,455	8,784,598
Bandai Namco Holdings, Inc.	496,165	32,876,097
Bridgestone Corp.	1,417,877	53,482,933
Brother Industries Ltd.	586,064	9,518,371
Canon, Inc.	2,484,002	58,062,848
Capcom Co. Ltd.	430,210	13,109,176
Central Japan Railway Co.	358,107	43,403,773
Chiba Bank Ltd.	1,316,380	8,000,936
Chubu Electric Power Co., Inc.	1,599,957	15,000,045
Chugai Pharmaceutical Co. Ltd.	1,667,822	44,415,114
Concordia Financial Group Ltd.	2,703,440	9,397,339
CyberAgent, Inc.	1,067,855	9,720,040
Dai Nippon Printing Co. Ltd.	551,459	11,421,621
Dai-ichi Mutual Life Insurance Co.	2,432,998	45,127,704
Daifuku Co. Ltd.	251,540	13,095,213
Daiichi Sankyo Kabushiki Kaisha	4,351,417	144,121,376
Daikin Industries Ltd.	618,695	102,035,788
Daito Trust Construction Co. Ltd.	153,993	17,183,270
Daiwa House Industry Co. Ltd.	1,489,232	34,295,579
Daiwa House REIT Investment Corp.	5,473	12,226,086
Daiwa Securities Group, Inc.	3,312,595	14,698,004
DENSO Corp.	1,076,148	59,382,338
Dentsu Group, Inc.	537,110	17,393,058
Disco Corp.	71,741	21,562,305
East Japan Railway Co.	750,839	42,569,537
Eisai Co. Ltd.	625,943	42,763,215
ENEOS Holdings, Inc.	7,620,531	25,717,673
FANUC Corp.	476,286	71,614,850
Fast Retailing Co. Ltd.	144,841	86,128,192
Fuji Electric Co. Ltd.	315,151	13,058,311
FUJIFILM Holdings Corp.	894,525	48,118,456
Fujitsu Ltd.	488,361	66,267,802
GLP J-REIT	10,593	11,903,554
GMO Payment Gateway, Inc.	104,577	9,468,319
Hakuhodo DY Holdings, Inc.	580,394	5,679,000
Hamamatsu Photonics K.K.	348,355	18,394,674
Hankyu Hanshin Holdings, Inc.	568,252	17,794,073
Hikari Tsushin, Inc.	50,345	7,065,926
Hirose Electric Co. Ltd.	73,997	9,903,578
Hitachi Construction Machinery Co. Ltd.	267,062	6,312,615
Hitachi Ltd.	2,405,213	128,629,504
Honda Motor Co. Ltd.	4,048,385	98,665,632
Hoshizaki Corp.	269,847	9,158,333
Hoya Corp.	896,618	92,782,151
Hulic Co. Ltd.	953,434	8,051,274
Ibiden Co. Ltd.	279,799	11,482,072
Idemitsu Kosan Co. Ltd.	517,722	12,157,994
Iida Group Holdings Co. Ltd.	358,070	5,745,118
INPEX Corp.	2,582,565	28,458,905
Isuzu Motors Ltd.	1,447,945	18,972,517
ITO EN Ltd.	132,935	5,144,949
Itochu Corp.	2,951,703	92,704,379
ITOCHU Techno-Solutions Corp.	238,405	5,869,047
Japan Airlines Co. Ltd. (a)	358,206	7,160,241
Japan Exchange Group, Inc.	1,246,956	18,054,876
Japan Post Bank Co. Ltd.	1,024,175	7,828,757
Japan Post Holdings Co. Ltd.	5,904,050	46,276,980
Japan Post Insurance Co. Ltd.	496,316	8,254,115
Japan Real Estate Investment Corp.	3,096	13,717,501
Japan Retail Fund Investment Corp.	17,356	13,922,716
Japan Tobacco, Inc.	2,979,876	60,966,469
JFE Holdings, Inc.	1,220,667	13,618,041
JSR Corp.	439,866	9,335,565
Kajima Corp.	1,050,196	11,883,354
Kakaku.com, Inc.	331,341	5,955,556
Kansai Electric Power Co., Inc.	1,748,283	14,839,415
Kao Corp.	1,179,543	47,208,253
KDDI Corp.	4,005,242	119,134,233
Keio Corp.	255,402	9,568,047
Keisei Electric Railway Co.	321,083	9,198,532
Keyence Corp.	483,128	204,426,909
Kikkoman Corp.	361,141	20,454,709
Kintetsu Group Holdings Co. Ltd.	426,075	15,228,429
Kirin Holdings Co. Ltd.	2,042,722	32,245,605
Kobayashi Pharmaceutical Co. Ltd. (b)	132,437	8,239,674
Kobe Bussan Co. Ltd.	373,728	9,831,659
Koei Tecmo Holdings Co. Ltd.	292,156	5,097,577
Koito Manufacturing Co. Ltd.	519,100	8,286,939
Komatsu Ltd.	2,295,747	53,336,005
Konami Group Corp.	231,640	10,907,764
Kose Corp.	82,786	8,841,477
Kubota Corp.	2,533,377	37,667,955
Kurita Water Industries Ltd.	259,699	11,645,896
Kyocera Corp.	797,111	40,718,518
Kyowa Hakko Kirin Co., Ltd.	670,430	15,574,919
Lasertec Corp.	187,262	35,299,261
LIXIL Group Corp.	712,957	11,070,044
M3, Inc.	1,095,811	34,367,676
Makita Corp.	556,314	12,815,007
Marubeni Corp.	3,840,085	43,440,506
Mazda Motor Corp.	1,412,026	11,226,237
McDonald's Holdings Co. (Japan) Ltd.	214,622	7,949,163
Meiji Holdings Co. Ltd.	276,333	13,264,002
Minebea Mitsumi, Inc.	901,485	14,967,771
Misumi Group, Inc.	706,564	17,563,370
Mitsubishi Chemical Holdings Corp.	3,179,353	16,976,449
Mitsubishi Corp.	3,135,996	105,617,713
Mitsubishi Electric Corp.	4,798,769	48,092,221
Mitsubishi Estate Co. Ltd.	2,937,116	41,473,732
Mitsubishi Heavy Industries Ltd.	795,839	31,676,648
Mitsubishi UFJ Financial Group, Inc.	29,684,168	161,883,930
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,639,182	7,820,552
Mitsui & Co. Ltd.	3,559,061	103,297,197
Mitsui Chemicals, Inc.	457,646	10,416,960
Mitsui Fudosan Co. Ltd.	2,250,243	45,619,371
Mitsui OSK Lines Ltd.	854,025	21,152,792
Mizuho Financial Group, Inc.	5,990,264	74,763,560
MonotaRO Co. Ltd.	622,483	10,769,132
MS&AD Insurance Group Holdings, Inc.	1,105,848	32,823,011
Murata Manufacturing Co. Ltd.	1,426,517	78,249,146
NEC Corp.	609,800	21,709,221
Nexon Co. Ltd.	1,182,051	25,050,314
NGK Insulators Ltd.	591,051	7,844,873
Nidec Corp.	1,110,506	69,931,431
Nihon M&A Center Holdings, Inc.	752,135	10,297,235
Nintendo Co. Ltd.	2,741,230	117,535,929
Nippon Building Fund, Inc.	3,802	17,734,548
Nippon Express Holdings, Inc.	191,197	11,325,757
Nippon Paint Holdings Co. Ltd.	2,060,282	17,062,735
Nippon Prologis REIT, Inc.	5,305	13,048,118
Nippon Sanso Holdings Corp.	430,144	7,189,343
Nippon Shinyaku Co. Ltd.	122,089	7,242,821
Nippon Steel & Sumitomo Metal Corp.	2,005,921	32,137,466
Nippon Telegraph & Telephone Corp.	2,968,141	82,303,609
Nippon Yusen KK	1,203,544	26,790,228
Nissan Chemical Corp.	315,800	15,677,493
Nissan Motor Co. Ltd.	5,764,571	20,798,513
Nisshin Seifun Group, Inc.	491,230	5,790,701
Nissin Food Holdings Co. Ltd.	155,245	11,830,449
Nitori Holdings Co. Ltd.	198,904	22,785,956
Nitto Denko Corp.	353,324	22,323,329
Nomura Holdings, Inc.	7,226,688	26,374,251
Nomura Real Estate Holdings, Inc.	295,426	7,155,928
Nomura Real Estate Master Fund, Inc.	10,538	13,213,746
Nomura Research Institute Ltd.	834,988	18,502,292
NTT Data Corp.	1,567,249	24,246,110
Obayashi Corp.	1,612,519	12,055,309
OBIC Co. Ltd.	173,133	27,709,393
Odakyu Electric Railway Co. Ltd.	732,031	9,663,112
Oji Holdings Corp.	2,015,159	7,766,372
Olympus Corp.	3,033,565	62,669,833
OMRON Corp.	460,951	23,974,633
Ono Pharmaceutical Co. Ltd.	899,402	23,050,016
Open House Group Co. Ltd.	194,481	8,247,275
Oracle Corp. Japan	95,522	5,657,038
Oriental Land Co. Ltd.	496,736	71,803,437
ORIX Corp.	2,968,412	48,094,705
Osaka Gas Co. Ltd.	931,241	14,393,742
Otsuka Corp.	283,081	9,527,942
Otsuka Holdings Co. Ltd.	969,644	33,229,057
Pan Pacific International Holdings Ltd.	945,168	16,502,580
Panasonic Holdings Corp.	5,484,605	51,213,416
Persol Holdings Co. Ltd.	440,893	10,248,648
Rakuten Group, Inc.	2,169,075	10,421,474
Recruit Holdings Co. Ltd.	3,579,773	115,824,500
Renesas Electronics Corp. (a)	2,910,996	28,550,196
Resona Holdings, Inc.	5,366,026	25,824,759
Ricoh Co. Ltd.	1,424,734	11,317,317
ROHM Co. Ltd.	217,455	17,455,407
SBI Holdings, Inc. Japan	608,422	11,672,143
SCSK Corp.	388,852	6,297,537
Secom Co. Ltd.	521,456	32,239,066
Seiko Epson Corp.	694,720	10,932,352
Sekisui Chemical Co. Ltd.	920,798	13,023,132
Sekisui House Ltd.	1,530,202	28,651,016
Seven & i Holdings Co. Ltd.	1,871,029	76,130,393
SG Holdings Co. Ltd.	715,617	11,158,107
Sharp Corp.	565,254	4,025,449
Shimadzu Corp.	588,154	18,076,644
SHIMANO, Inc.	181,085	31,279,934
SHIMIZU Corp.	1,370,647	7,389,880
Shin-Etsu Chemical Co. Ltd.	931,199	120,502,035
Shionogi & Co. Ltd.	657,697	33,082,915
Shiseido Co. Ltd.	993,275	42,422,748
Shizuoka Financial Group	1,108,421	8,121,344
SMC Corp.	142,159	64,868,697
SoftBank Corp.	7,132,588	77,600,071
SoftBank Group Corp.	2,994,962	131,234,807
Sompo Holdings, Inc.	777,111	34,277,567
Sony Group Corp.	3,131,601	259,422,373
Square Enix Holdings Co. Ltd.	213,033	9,619,387
Subaru Corp.	1,528,044	26,172,126
Sumco Corp.	869,543	13,009,690
Sumitomo Chemical Co. Ltd.	3,700,708	13,492,172
Sumitomo Corp.	2,797,137	45,857,008
Sumitomo Electric Industries Ltd.	1,774,417	20,837,428
Sumitomo Metal Mining Co. Ltd.	613,857	20,704,566
Sumitomo Mitsui Financial Group, Inc.	3,242,964	110,068,613
Sumitomo Mitsui Trust Holdings, Inc.	838,772	26,899,993
Sumitomo Realty & Development Co. Ltd.	768,454	20,927,569
Suntory Beverage & Food Ltd.	345,271	11,766,076
Suzuki Motor Corp.	914,718	32,997,502
Sysmex Corp.	416,514	25,588,989
T&D Holdings, Inc.	1,316,405	16,003,973
Taisei Corp.	448,744	13,641,449
Takeda Pharmaceutical Co. Ltd.	3,732,633	109,751,473
TDK Corp.	965,439	34,799,611
Terumo Corp.	1,603,119	47,644,170
TIS, Inc.	561,289	16,056,206
Tobu Railway Co. Ltd.	468,908	11,320,125
Toho Co. Ltd.	277,863	10,768,183
Tokio Marine Holdings, Inc.	4,559,179	94,050,282
Tokyo Electric Power Co., Inc. (a)	3,791,037	13,830,194
Tokyo Electron Ltd.	370,860	125,859,323
Tokyo Gas Co. Ltd.	971,943	17,878,906
Tokyu Corp.	1,318,968	16,844,693
Toppan, Inc.	651,345	10,145,442
Toray Industries, Inc.	3,443,635	18,540,259
Toshiba Corp.	968,041	33,015,257
Tosoh Corp.	645,767	7,667,219
Toto Ltd.	351,630	12,270,230
Toyota Industries Corp.	364,163	20,891,035
Toyota Motor Corp.	26,334,125	387,683,344
Toyota Tsusho Corp.	527,558	20,365,246
Trend Micro, Inc.	332,097	16,664,616
Unicharm Corp.	1,002,122	37,273,541
USS Co. Ltd.	510,573	8,581,046
Welcia Holdings Co. Ltd.	234,728	5,177,458
West Japan Railway Co.	545,367	23,232,458
Yakult Honsha Co. Ltd.	318,570	20,331,343
Yamaha Corp.	348,796	13,888,251
Yamaha Motor Co. Ltd.	739,197	18,516,715
Yamato Holdings Co. Ltd.	707,407	11,877,931
Yaskawa Electric Corp.	596,014	19,615,100
Yokogawa Electric Corp.	566,959	10,692,665
Z Holdings Corp.	6,631,531	18,249,619
ZOZO, Inc.	309,550	7,815,097
TOTAL JAPAN		7,919,454,767
Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)	1,307,887	35,861,102
Aroundtown SA	2,480,921	6,013,685
Eurofins Scientific SA	334,563	23,223,955
Tenaris SA	1,172,622	20,355,927
TOTAL LUXEMBOURG		85,454,669
Multi-National - 0.1%
HK Electric Investments & HK Electric Investments Ltd. unit	6,592,972	4,873,145
HKT Trust/HKT Ltd. unit	9,410,718	11,474,694
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit (a)	292,887	15,786,886
TOTAL MULTI-NATIONAL		32,134,725
Netherlands - 5.8%
ABN AMRO Bank NV GDR (c)	1,002,943	12,933,875
Adyen BV (a)(c)	53,839	84,813,589
AEGON NV	4,436,979	21,752,152
AerCap Holdings NV (a)	335,875	20,622,725
Airbus Group NV	1,467,847	168,502,283
Akzo Nobel NV	450,980	32,447,849
Argenx SE (a)	136,731	55,339,744
ASM International NV (Netherlands)	116,296	32,247,812
ASML Holding NV (Netherlands)	1,009,373	616,242,561
CNH Industrial NV	2,541,098	40,954,507
Davide Campari Milano NV	1,298,039	13,680,421
Euronext NV (c)	212,776	16,277,082
EXOR NV	269,307	21,140,603
Ferrari NV (Italy)	313,013	69,865,096
Heineken Holding NV	250,337	18,952,536
Heineken NV (Bearer)	643,658	59,611,653
IMCD NV	141,514	20,930,525
ING Groep NV (Certificaten Van Aandelen)	9,354,957	113,445,931
JDE Peet's BV	249,688	7,734,621
Just Eat Takeaway.com NV (a)(c)	453,740	10,512,332
Koninklijke Ahold Delhaize NV	2,596,785	75,675,798
Koninklijke DSM NV	434,035	56,295,772
Koninklijke KPN NV	8,202,950	25,234,712
Koninklijke Philips Electronics NV	2,208,381	33,091,754
NN Group NV	692,824	29,608,844
OCI NV	261,624	11,075,594
Prosus NV	2,059,741	134,786,926
QIAGEN NV (Germany) (a)	565,391	28,227,285
Randstad NV	296,930	17,199,202
Stellantis NV (Italy)	5,464,900	86,211,369
STMicroelectronics NV (France)	1,697,198	65,693,293
Universal Music Group NV	1,801,218	42,834,366
Wolters Kluwer NV	651,890	71,845,086
TOTAL NETHERLANDS		2,115,787,898
New Zealand - 0.2%
Auckland International Airport Ltd. (a)	3,109,666	15,848,170
Fisher & Paykel Healthcare Corp.	1,433,716	21,472,253
Mercury Nz Ltd.	1,715,991	5,973,873
Meridian Energy Ltd.	3,201,288	9,936,110
Spark New Zealand Ltd.	4,650,573	15,161,384
Xero Ltd. (a)	335,359	16,665,765
TOTAL NEW ZEALAND		85,057,555
Norway - 0.8%
Adevinta ASA Class B (a)	723,670	5,790,539
Aker BP ASA	784,731	27,301,015
DNB Bank ASA	2,309,955	45,104,511
Equinor ASA	2,365,635	91,102,504
Gjensidige Forsikring ASA	496,647	9,587,175
Kongsberg Gruppen ASA	220,155	9,130,442
Mowi ASA	1,027,288	16,098,528
Norsk Hydro ASA	3,339,581	25,147,459
Orkla ASA	1,865,094	13,298,852
Salmar ASA	162,254	5,719,341
Telenor ASA	1,737,593	16,858,891
Yara International ASA	411,154	18,988,110
TOTAL NORWAY		284,127,367
Portugal - 0.2%
Banco Espirito Santo SA (Reg.) (a)(d)	2,598,658	27
Energias de Portugal SA	6,893,409	32,709,541
Galp Energia SGPS SA Class B	1,244,751	15,337,423
Jeronimo Martins SGPS SA	703,208	15,689,650
TOTAL PORTUGAL		63,736,641
Singapore - 1.3%
CapitaLand Ascendas REIT	8,345,538	17,197,991
CapitaLand Investment Ltd.	6,460,379	17,545,310
CapitaMall Trust	13,175,384	20,208,924
City Developments Ltd.	1,016,115	6,242,610
DBS Group Holdings Ltd.	4,497,971	117,301,472
Genting Singapore Ltd.	15,016,184	9,800,675
Jardine Cycle & Carriage Ltd.	245,400	5,473,352
Keppel Corp. Ltd.	3,616,685	20,186,640
Mapletree Logistics Trust (REIT)	8,348,699	9,949,650
Mapletree Pan Asia Commercial Trust	5,848,152	7,399,687
Oversea-Chinese Banking Corp. Ltd.	8,408,537	77,498,742
Singapore Airlines Ltd.	3,327,311	13,499,115
Singapore Exchange Ltd.	2,128,945	14,249,876
Singapore Technologies Engineering Ltd.	3,876,929	9,832,623
Singapore Telecommunications Ltd.	20,504,919	41,223,555
United Overseas Bank Ltd.	2,930,584	67,571,881
UOL Group Ltd.	1,155,689	5,699,226
Venture Corp. Ltd.	688,648	8,841,758
Wilmar International Ltd.	4,770,308	14,470,882
TOTAL SINGAPORE		484,193,969
Spain - 2.4%
Acciona SA	61,300	11,990,608
ACS Actividades de Construccion y Servicios SA	537,617	15,258,872
Aena SME SA (a)(c)	186,243	24,031,589
Amadeus IT Holding SA Class A (a)	1,118,697	60,485,165
Banco Bilbao Vizcaya Argentaria SA	15,066,637	88,788,348
Banco Santander SA (Spain)	41,704,502	124,439,422
CaixaBank SA	11,009,079	40,929,771
Cellnex Telecom SA (c)	1,349,546	46,408,926
Corp. ACCIONA Energias Renovables SA	163,522	6,485,088
EDP Renovaveis SA	715,588	16,646,107
Enagas SA	618,055	11,163,693
Endesa SA	788,740	14,595,447
Ferrovial SA	1,211,776	32,587,448
Grifols SA (a)(b)	740,727	7,936,125
Iberdrola SA	15,008,665	169,559,259
Industria de Diseno Textil SA	2,708,785	70,709,612
Naturgy Energy Group SA	361,167	10,154,647
Red Electrica Corporacion SA	1,007,722	17,643,644
Repsol SA	3,426,313	52,903,417
Siemens Gamesa Renewable Energy SA (a)	592,004	11,155,492
Telefonica SA	12,907,160	48,178,279
TOTAL SPAIN		882,050,959
Sweden - 3.1%
Alfa Laval AB	719,428	20,715,267
ASSA ABLOY AB (B Shares)	2,488,944	57,069,971
Atlas Copco AB:
(A Shares)	6,670,095	83,142,102
(B Shares)	3,876,064	44,005,775
Boliden AB	679,194	25,655,394
Electrolux AB (B Shares) (b)	546,084	7,809,943
Embracer Group AB (a)(b)	1,613,976	6,933,536
Epiroc AB:
(A Shares)	1,636,475	31,511,949
(B Shares)	968,408	16,179,054
EQT AB	740,374	16,993,819
Ericsson (B Shares)	7,248,016	45,747,034
Essity AB (B Shares)	1,512,293	37,031,206
Evolution AB (c)	454,046	46,768,533
Fastighets AB Balder (a)	1,566,859	7,043,831
Getinge AB (B Shares)	568,008	13,275,655
H&M Hennes & Mauritz AB (B Shares) (b)	1,813,599	20,334,814
Hexagon AB (B Shares)	4,833,427	55,271,846
Holmen AB (B Shares)	232,959	9,630,093
Husqvarna AB (B Shares)	1,041,996	8,180,351
Industrivarden AB:
(A Shares)	323,830	8,357,434
(C Shares)	382,421	9,796,350
Indutrade AB	678,526	14,615,503
Investment AB Latour (B Shares)	367,650	7,274,619
Investor AB:
(A Shares)	1,238,434	23,845,647
(B Shares)	4,524,272	84,200,616
Kinnevik AB (B Shares) (a)	603,245	9,298,957
L E Lundbergforetagen AB	188,726	8,245,331
Lifco AB	578,868	10,027,200
Nibe Industrier AB (B Shares)	3,763,337	35,529,550
Sagax AB	473,647	10,531,635
Sandvik AB	2,647,698	48,642,737
Securitas AB (B Shares)	1,221,885	10,022,963
Skandinaviska Enskilda Banken AB (A Shares)	4,012,732	46,269,832
Skanska AB (B Shares)	844,813	13,753,002
SKF AB (B Shares)	951,956	15,850,867
Svenska Cellulosa AB SCA (B Shares)	1,504,526	20,456,649
Svenska Handelsbanken AB (A Shares)	3,622,009	36,791,822
Swedbank AB (A Shares)	2,248,832	36,596,000
Swedish Orphan Biovitrum AB (a)	419,451	9,074,473
Tele2 AB (B Shares)	1,414,773	12,567,814
Telia Co. AB	6,601,095	18,038,972
Volvo AB:
(A Shares)	497,277	9,470,544
(B Shares)	3,747,286	68,843,799
Volvo Car AB (a)(b)	1,479,774	7,415,061
TOTAL SWEDEN		1,128,817,550
Switzerland - 10.1%
ABB Ltd. (Reg.)	3,903,146	122,668,807
Adecco SA (Reg.)	397,332	13,507,944
Alcon, Inc. (Switzerland)	1,240,875	85,570,286
Bachem Holding AG (B Shares)	82,413	8,074,698
Baloise Holdings AG	113,733	17,201,181
Banque Cantonale Vaudoise	74,800	7,017,582
Barry Callebaut AG	8,860	18,095,712
BKW AG	52,446	6,819,810
Clariant AG (Reg.)	535,786	8,706,440
Coca-Cola HBC AG	500,453	12,241,531
Compagnie Financiere Richemont SA Series A	1,296,251	171,841,408
Credit Suisse Group AG (b)	6,582,440	20,134,141
Credit Suisse Group AG rights 12/8/22 (a)	6,596,413	617,752
Ems-Chemie Holding AG	17,424	12,140,253
Geberit AG (Reg.)	89,085	42,703,230
Givaudan SA	22,929	77,515,521
Holcim AG	1,376,550	71,910,749
Julius Baer Group Ltd.	530,920	30,582,238
Kuehne & Nagel International AG	134,937	32,781,505
Lindt & Spruengli AG	268	27,600,996
Lindt & Spruengli AG (participation certificate)	2,583	27,171,406
Logitech International SA (Reg.)	429,865	26,061,600
Lonza Group AG	184,924	97,287,126
Nestle SA (Reg. S)	6,828,906	812,800,998
Novartis AG	5,372,112	477,873,831
Partners Group Holding AG	56,357	56,152,392
Roche Holding AG:
(Bearer) (b)	66,234	26,607,165
(participation certificate)	1,744,632	569,838,496
Schindler Holding AG:
(participation certificate)	101,106	19,166,752
(Reg.)	58,303	10,497,824
SGS SA (Reg.)	15,820	37,168,671
Sig Group AG	759,417	16,742,110
Sika AG	362,672	92,684,715
Sonova Holding AG	133,341	34,623,256
Straumann Holding AG	277,176	32,349,603
Swatch Group AG (Bearer)	71,596	19,158,151
Swatch Group AG (Bearer) (Reg.)	132,003	6,383,283
Swiss Life Holding AG	76,548	40,921,344
Swiss Prime Site AG	190,511	15,893,465
Swiss Re Ltd.	749,001	67,130,659
Swisscom AG	64,318	34,684,263
Temenos Group AG	157,922	9,731,658
UBS Group AG	8,314,886	153,432,004
VAT Group AG (c)	67,047	18,791,572
Zurich Insurance Group Ltd.	373,629	179,505,210
TOTAL SWITZERLAND		3,670,389,338
United Kingdom - 14.3%
3i Group PLC	2,416,868	39,710,250
Abrdn PLC (b)	5,342,721	12,662,236
Admiral Group PLC	447,327	10,936,241
Anglo American PLC (United Kingdom)	3,155,449	131,188,162
Antofagasta PLC	979,247	16,943,477
Ashtead Group PLC	1,094,283	66,789,198
Associated British Foods PLC	884,662	16,966,697
AstraZeneca PLC (United Kingdom)	3,847,751	520,757,139
Auto Trader Group PLC (c)	2,338,503	16,143,407
Aveva Group PLC	299,836	11,635,469
Aviva PLC	6,959,932	37,578,518
BAE Systems PLC	7,773,416	76,985,833
Barclays PLC	39,917,424	78,081,374
Barratt Developments PLC	2,539,268	12,279,326
Berkeley Group Holdings PLC	271,242	12,578,474
BP PLC	46,724,192	279,024,434
British American Tobacco PLC (United Kingdom)	5,307,484	217,617,464
British Land Co. PLC	2,186,866	10,486,932
BT Group PLC	17,258,558	25,396,160
Bunzl PLC	838,242	31,000,704
Burberry Group PLC	973,654	25,733,504
Compass Group PLC	4,385,302	99,975,845
Croda International PLC	346,748	28,674,405
Diageo PLC	5,654,341	261,128,768
GSK PLC	10,100,207	171,744,576
Haleon PLC (a)	12,612,408	43,833,801
Halma PLC	942,750	25,007,672
Hargreaves Lansdown PLC	883,385	9,101,941
Hikma Pharmaceuticals PLC	409,967	7,513,168
HSBC Holdings PLC (United Kingdom)	49,585,400	303,796,997
Imperial Brands PLC	2,242,086	57,668,839
Informa PLC	3,600,912	27,004,307
InterContinental Hotel Group PLC	456,956	26,596,303
Intertek Group PLC	400,777	19,649,951
J Sainsbury PLC	4,365,194	11,774,080
JD Sports Fashion PLC	6,404,442	9,871,294
Johnson Matthey PLC	454,736	11,543,570
Kingfisher PLC	4,886,093	14,288,876
Land Securities Group PLC	1,756,448	13,105,547
Legal & General Group PLC	14,831,660	45,497,552
Lloyds Banking Group PLC	169,361,157	96,639,808
London Stock Exchange Group PLC	817,248	81,835,498
M&G PLC	6,239,001	14,578,531
Melrose Industries PLC	10,068,108	16,287,705
Mondi PLC	1,205,746	22,781,250
National Grid PLC	9,088,819	111,802,276
NatWest Group PLC	13,197,330	41,971,610
Next PLC	320,992	22,940,346
NMC Health PLC (a)	250,069	5,000
Ocado Group PLC (a)	1,433,818	10,855,071
Pearson PLC	1,644,934	19,850,391
Persimmon PLC	792,942	12,281,752
Phoenix Group Holdings PLC	1,862,496	13,347,012
Prudential PLC	6,827,204	81,209,535
Reckitt Benckiser Group PLC	1,776,990	127,523,034
RELX PLC (London Stock Exchange)	4,766,792	133,665,343
Rentokil Initial PLC	6,230,333	41,043,902
Rio Tinto PLC	2,792,263	187,971,493
Rolls-Royce Holdings PLC (a)	20,778,737	23,023,857
Sage Group PLC	2,529,910	24,538,787
Schroders PLC	1,815,865	9,801,406
Segro PLC	3,002,469	29,055,884
Severn Trent PLC	624,437	20,551,622
Shell PLC:
(London)	18,039,134	527,929,553
rights (a)(e)	18,510,691	4,761,626
Smith & Nephew PLC	2,161,926	28,496,774
Smiths Group PLC	899,817	17,318,164
Spirax-Sarco Engineering PLC	182,797	24,964,853
SSE PLC	2,651,324	54,989,933
St. James's Place PLC	1,351,063	18,989,361
Standard Chartered PLC (United Kingdom)	6,208,642	46,248,410
Taylor Wimpey PLC	8,770,764	11,054,936
Tesco PLC	18,536,479	51,072,636
Unilever PLC	6,320,646	316,039,534
United Utilities Group PLC	1,693,291	21,003,449
Vodafone Group PLC	65,582,745	72,643,583
Whitbread PLC	501,676	15,842,594
TOTAL UNITED KINGDOM		5,193,189,010
United States of America - 0.1%
Coca-Cola European Partners PLC	510,446	27,099,578
TOTAL COMMON STOCKS (Cost $32,974,127,200)		35,854,577,464

Nonconvertible Preferred Stocks - 0.7%
	Shares	Value ($)
France - 0.2%
Air Liquide SA (a)	395,122	57,526,251
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	147,518	12,800,729
Dr. Ing. h.c. F. Porsche AG Series F (a)	282,779	32,239,577
Henkel AG & Co. KGaA	442,419	31,644,607
Porsche Automobil Holding SE (Germany)	380,246	23,373,227
Sartorius AG (non-vtg.)	60,432	22,719,835
Volkswagen AG	460,851	68,072,640
TOTAL GERMANY		190,850,615
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $215,010,182)		248,376,866

Government Obligations - 0.1%
	Principal Amount (f)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.15% 1/26/23 (g) (Cost $39,929,098)	40,000,000	39,747,689

Money Market Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (h)	823	823
Fidelity Securities Lending Cash Central Fund 3.86% (h)(i)	172,826,068	172,843,350
TOTAL MONEY MARKET FUNDS (Cost $172,844,173)		172,844,173

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $33,401,910,653)	36,315,546,192
NET OTHER ASSETS (LIABILITIES) - 0.3%	114,614,928
NET ASSETS - 100.0%	36,430,161,120

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	3,444	Dec 2022	340,921,560	41,563,494	41,563,494

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $538,375,510 or 1.5% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $14,175,020.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	1,172,807,446	4,202,869,701	5,375,676,324	4,683,400	-	-	823	0.0%
Fidelity Securities Lending Cash Central Fund 3.86%	131,263,315	1,158,359,587	1,116,779,552	2,373,592	-	-	172,843,350	0.5%
Total	1,304,070,761	5,361,229,288	6,492,455,876	7,056,992	-	-	172,844,173

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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